Commitments and Contingencies	12 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

The Company had certain office leases and car leases in relation to its operations. These leases are classified as operating leases. Other than these operating leases, the Company does not have significant commitments, long-term obligations, or guarantees as of September 30, 2022 and 2021.

Operating lease

The future aggregate minimum lease payments under the non-cancellable residential apartment building operating lease are as follows:

2023	$484,739
2024	469,120
2025 and thereafter	230,461
Total future minimum lease payments	$1,184,320
Less: imputed interest	(161,262)
Total operating lease liability	$1,023,058
Less: operating lease liability - current	461,161
Total operating lease liability – non current	$561,897

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated business, financial position, cash flows or results of operations taken as a whole.

During the year ended September 30, 2022, the Company was involved in a dispute with another party (the “Plaintiff”) due to the similarity of the Company’s former name Elite Education Group International, Ltd with the Plaintiff’s business name. On July 21, 2022, the Company reached a settlement agreement with the Plaintiff by paying a sum of US$40,000 to the Plaintiff and also agreed to change the Company’s name to Epicquest Education Group International Limited. The US$40,000 was recorded in the consolidated financial statements for the year ended September 30, 2022.